Schedule I- Condensed Financial Information of Seanergy Maritime Holdings Corp. (Parent Company Only), Transactions with Related Parties - Securities Purchase Agreement (Details) - USD ($)
$ in Thousands
			5 Months Ended	9 Months Ended	12 Months Ended
	May 09, 2019	Apr. 10, 2017	Jun. 27, 2017	Dec. 31, 2019	Dec. 31, 2019	Mar. 31, 2019
Transactions with Related Parties [Abstract]
Shares issued (in shares)		8,333	185,477		18,067,631
Jelco [Member] | Jelco Notes and Jelco Loans [Member]
Transactions with Related Parties [Abstract]
Accrued unpaid interest						$ 2,115
Interest rate					0.00%
Estimated decrease in interest expense					$ (3,846)
Jelco [Member] | Waiver of Unpaid Interest on Jelco Notes and Jelco Loans [Member]
Transactions with Related Parties [Abstract]
Shares issued (in shares)	621,958
Jelco [Member] | Amend Interest Rate for Jelco Notes and Jelco Loans and Waive Mandatory Prepayment Obligation Under Fourth Jelco Loan [Member]
Transactions with Related Parties [Abstract]
Shares issued (in shares)	1,201,571
Seanergy Maritime Holdings Corp. [Member] | Jelco [Member]
Transactions with Related Parties [Abstract]
Deferred finance cost	$ 239
Seanergy Maritime Holdings Corp. [Member] | Jelco [Member] | Minimum [Member]
Transactions with Related Parties [Abstract]
Percentage of net proceeds from public offerings used to prepay loan					25.00%
Seanergy Maritime Holdings Corp. [Member] | Jelco [Member] | Jelco Notes and Jelco Loans [Member]
Transactions with Related Parties [Abstract]
Accrued unpaid interest						$ 2,115
Interest rate				0.00%
Estimated decrease in interest expense				$ (3,846)
Seanergy Maritime Holdings Corp. [Member] | Jelco [Member] | Waiver of Unpaid Interest on Jelco Notes and Jelco Loans [Member]
Transactions with Related Parties [Abstract]
Shares issued (in shares)	621,958
Seanergy Maritime Holdings Corp. [Member] | Jelco [Member] | Amend Interest Rate for Jelco Notes and Jelco Loans and Waive Mandatory Prepayment Obligation Under Fourth Jelco Loan [Member]
Transactions with Related Parties [Abstract]
Shares issued (in shares)	1,201,571